(Losses) Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	¥ 1,166,909	$ 169,720	¥ 1,348,194	¥ (80,525)
Accretion of redeemable noncontrolling interests | ¥			(13,451)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 1,334,743	¥ (80,525)
Weighted average number of ordinary shares outstanding			1,394,303,326	1,387,254,551
(Losses) Earnings per share - basic | ¥ / shares			¥ 0.9573	¥ (0.0580)
Weighted average ordinary shares outstanding			1,394,303,326	1,387,254,551
Dilutive effect of Share-based awards			30,851,512
Denominator used for (losses) earnings per share			1,425,154,838	1,387,254,551
(Losses) Earnings per share - diluted | ¥ / shares			¥ 0.9366	¥ (0.0580)
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 1,334,743	¥ (80,525)
Net (loss) income attributable to ordinary shareholders | ¥			¥ 1,334,743	¥ (80,525)
ADS
Numerator:
Weighted average number of ordinary shares outstanding			139,430,333	138,725,455
(Losses) Earnings per share - basic | ¥ / shares			¥ 9.5728	¥ (0.5805)
Weighted average ordinary shares outstanding			139,430,333	138,725,455
Denominator used for (losses) earnings per share			142,515,484	138,725,455
(Losses) Earnings per share - diluted | ¥ / shares			¥ 9.3656	¥ (0.5805)
Common Class A [Member]
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	366,171	53,257
Accretion of redeemable noncontrolling interests	(11,834)	(1,721)
Dilution effect arising from share-based awards issued by subsidiaries	(4)	(1)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 354,333	$ 51,535
Weighted average number of ordinary shares outstanding	440,283,682	440,283,682	393,753,299	368,910,885
(Losses) Earnings per share - basic | (per share)	¥ 0.8048	$ 0.1171
Weighted average ordinary shares outstanding	440,283,682	440,283,682	393,753,299	368,910,885
Dilutive effect of Share-based awards	37,325,240	37,325,240
Conversion of Class B into Class A ordinary shares	962,805,927	962,805,927
Denominator used for (losses) earnings per share	1,440,414,849	1,440,414,849	1,425,154,838	1,387,254,551
(Losses) Earnings per share - diluted | (per share)	¥ 0.7839	$ 0.1140
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 354,333	$ 51,535
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	754,770	109,777
Net (loss) income attributable to ordinary shareholders	¥ 1,129,181	$ 164,233
Common Class A [Member] | ADS
Numerator:
Weighted average number of ordinary shares outstanding	44,028,368	44,028,368
(Losses) Earnings per share - basic | (per share)	¥ 8.0478	$ 1.1705
Weighted average ordinary shares outstanding	44,028,368	44,028,368
Denominator used for (losses) earnings per share	144,041,485	144,041,485
(Losses) Earnings per share - diluted | (per share)	¥ 7.8393	$ 1.1402
Common Class B [Member]
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	¥ 800,738	$ 116,463
Accretion of redeemable noncontrolling interests	(25,880)	(3,764)
Dilution effect arising from share-based awards issued by subsidiaries	(10)	(1)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 774,848	$ 112,698
Weighted average number of ordinary shares outstanding	962,805,927	962,805,927	1,000,550,027	1,018,343,666
(Losses) Earnings per share - basic | (per share)	¥ 0.8048	$ 0.1171
Weighted average ordinary shares outstanding	962,805,927	962,805,927	1,000,550,027	1,018,343,666
Denominator used for (losses) earnings per share	962,805,927	962,805,927	1,003,202,954	1,018,343,666
(Losses) Earnings per share - diluted | (per share)	¥ 0.7839	$ 0.1140
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ 774,848	$ 112,698
Net (loss) income attributable to ordinary shareholders	¥ 754,770	$ 109,777